Basis of presentation	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Basis of presentation [Text Block]
2.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies, methods of computation and presentation applied in these consolidated financial statements are consistent with those of the previous financial year, except for the presentation of depletion of royalty, stream and other interests which is now presented before Gross profit instead of under Other operating expenses in the consolidated statements of income (loss), and except for the adoption of a new accounting standard presented in Note 3. Certain comparative figures have been reclassified to conform to the presentation adopted in the current year for the depletion of royalty, stream and other interests.

The Board of Directors approved the audited consolidated financial statements for issue on February 19, 2018.